ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Comprehensive loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ (2,974)	$ 35,716	$ (24,140)
Comprehensive loss attributable to Parent Company	(94,237)	(120,733)	(88,845)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(90,097)	(156,476)	(65,625)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(4,140)	35,743	(23,220)
Comprehensive loss attributable to Parent Company	$ (94,237)	$ (120,733)	$ (88,845)